Taxation - Summary of Movements of Deferred Income Tax Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At January 1, 2020 and January 1, 2021	¥ 9	¥ 0
Credited to income statement	328	9
At December 31, 2020 and December 31, 2021	337	9
Prepayment other receivable and other Asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At January 1, 2020 and January 1, 2021	9	0
Credited to income statement	328	9
At December 31, 2020 and December 31, 2021	¥ 337	¥ 9